Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	December 31,
	2024	2023
Assets:
Other accounts receivable and prepaid	$11	$7
Operating lease right-of-use assets	$829	$631

Liabilities:
Trade payables	$219	$5
Other liabilities and accrued expenses	$200	$3
Operating lease liabilities - current	$223	$270
Operating lease liabilities – non-current	$606	$358

Schedule of Transactions with Related Parties	Transactions with related parties:
	Year ended December 31,
	2024	2023	2022
Expenses (1):
Cost of revenues	$58	$205	$213
Operating expenses:
Research and development, net	$118	$249	$470
Sales and marketing	$663	$119	$166
General and administrative	$15	$545	$360
Capital expenses	$-	$-	$13

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.